LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of limited partners equity [Abstract]
Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$2	$3
Incentive distribution	28	23	55	47
	29	25	57	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	66	63	133	126
BEPC exchangeable shares held by
Brookfield	15	15	31	30
External shareholders	46	40	88	80
Total BEPC exchangeable shares	61	55	119	110
	$156	$143	$309	$286
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Brookfield	$23	$22	$47	$45
External LP unitholders	69	66	142	134
	$92	$88	$189	$179